                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended:  11/12/04
                                              --------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.

 Institutional Investment Manager Filing this Report:

 Name:      Birinyi Associates, Inc.
          ---------------------------------------------
 Address:   PO Box 711
          ---------------------------------------------
            Westport, CT 06881
          ---------------------------------------------

          ---------------------------------------------

 Form 13F File Number:  28-
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Name:      Jeffrey Rubin
          ---------------------------------------------
 Title:     Director of Research
          ---------------------------------------------
 Phone:     203-341-0833
          ---------------------------------------------

 Signature, Place, and Date of Signing:
 /s/ Jeffrey Rubin        Westport, CT                     8/6/03
 ------------------------ ----------------------------- --------------
 [Signature]              [City, State]                 [Date]

 Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number         Name

     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:              0
                                         -------------------
 Form 13F Information Table Entry Total:
                                         -------------------
 Form 13F Information Table Value Total:   278,650,020
                                         -------------------
                                            (thousands)

 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]


                          FORM 13F INFORMATION TABLE

          COLUMN 1        COLUMN 2    COLUMN 3   COLUMN 4         COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8
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          NAME OF         TITLE OF                VALUE       SHRS OR  SH/ PUT/     INVESTMENT      OTHER        VOTING AUTHORITY
          ISSUER           CLASS       CISIP     (x$1000)     PRN AMT  PRN CALL     DISCRETION     MANAGERS     SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

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

            Form 13F Information Table - Birinyi Associates 9/30/04

----------------------------------------------------------------------------------------------------------------------------
              Column 1                Column 2     Column 3  Column 4         Column 5         Column 6        Column 8
----------------------------------------------------------------------------------------------------------------------------
                                                                                                           Voting authority
               Name of                                        Value   Shrs or                 Investment -------------------
               Issuer              Title of class   CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion   Sole  Shared None
----------------------------------------------------------------------------------------------------------------------------
SPDR Trust Series 1                     ETF       78462F103  $20,671  184,960                     SOLE   184,960
DIAMONDS Trust Series I                 ETF       252787106  $11,751  116,500                     SOLE   116,500
Berkshire Hathaway Inc              COMMON STOCK  084670108  $ 8,665      100                     SOLE       100
Citigroup Inc                       COMMON STOCK  172967101  $ 7,467  169,249                     SOLE   169,249
Exxon Mobil Corp                    COMMON STOCK  30231G102  $ 7,121  147,340                     SOLE   147,340
International Business Machines
   Corp                             COMMON STOCK  459200101  $ 6,938   80,922                     SOLE    80,922
General Electric Co                 COMMON STOCK  369604103  $ 6,862  204,336                     SOLE   204,336
Wal-Mart Stores Inc                 COMMON STOCK  931142103  $ 5,939  111,640                     SOLE   111,640
Pfizer Inc                          COMMON STOCK  717081103  $ 5,415  176,963                     SOLE   176,963
American International Group Inc    COMMON STOCK  026874107  $ 5,070   74,564                     SOLE    74,564
3M Co                               COMMON STOCK  88579Y101  $ 5,018   62,750                     SOLE    62,750
Dell Inc                            COMMON STOCK  24702R101  $ 4,696  131,900                     SOLE   131,900
Altria Group Inc                    COMMON STOCK  02209S103  $ 4,450   94,600                     SOLE    94,600
American Express Co                 COMMON STOCK  025816109  $ 4,303   83,625                     SOLE    83,625
ChevronTexaco Corp                  COMMON STOCK  166764100  $ 4,059   75,666                     SOLE    75,666
Bank of America Corp                COMMON STOCK  060505104  $ 4,004   92,416                     SOLE    92,416
Microsoft Corp                      COMMON STOCK  594918104  $ 3,766  136,190                     SOLE   136,190
Goldman Sachs Group Inc             COMMON STOCK  38141G104  $ 3,594   38,550                     SOLE    38,550
eBay Inc                            COMMON STOCK  278642103  $ 3,170   34,475                     SOLE    34,475
Yahoo! Inc                          COMMON STOCK  984332106  $ 2,979   87,850                     SOLE    87,850
United Technologies Corp            COMMON STOCK  913017109  $ 2,918   31,250                     SOLE    31,250
Tyco International Ltd              COMMON STOCK  902124106  $ 2,911   94,950                     SOLE    94,950
Morgan Stanley                      COMMON STOCK  617446448  $ 2,877   58,350                     SOLE    58,350
Eli Lilly & Co                      COMMON STOCK  532457108  $ 2,844   47,362                     SOLE    47,362
Procter & Gamble Co                 COMMON STOCK  742718109  $ 2,825   52,200                     SOLE    52,200
Progressive Corp/The                COMMON STOCK  743315103  $ 2,818   33,250                     SOLE    33,250
Washington Post                     COMMON STOCK  939640108  $ 2,760    3,000                     SOLE     3,000
Johnson & Johnson                   COMMON STOCK  478160104  $ 2,698   47,900                     SOLE    47,900
Caterpillar Inc                     COMMON STOCK  149123101  $ 2,615   32,500                     SOLE    32,500
Merrill Lynch & Co Inc              COMMON STOCK  590188108  $ 2,575   51,800                     SOLE    51,800
Cisco Systems Inc                   COMMON STOCK  17275R102  $ 2,430  134,248                     SOLE   134,248
Amgen Inc                           COMMON STOCK  031162100  $ 2,414   42,488                     SOLE    42,488
Fannie Mae                          COMMON STOCK  313586109  $ 2,235   35,250                     SOLE    35,250
Countrywide Financial Corp          COMMON STOCK  222372104  $ 2,229   56,600                     SOLE    56,600
Intel Corp                          COMMON STOCK  458140100  $ 2,081  103,750                     SOLE   103,750
Amazon.Com Inc                      COMMON STOCK  023135106  $ 1,992   48,750                     SOLE    48,750
iShares Lehman Treasury Inflation
   Protected Securities Fund        COMMON STOCK  464287176  $ 1,901   18,250                     SOLE    18,250
Consolidated Edison Inc             COMMON STOCK  209115104  $ 1,701   40,450                     SOLE    40,450
Google Inc                          COMMON STOCK  38259P508  $ 1,659   12,800                     SOLE    12,800
Dow Chemical Co/The                 COMMON STOCK  260543103  $ 1,647   36,450                     SOLE    36,450
International Paper Co              COMMON STOCK  460146103  $ 1,562   38,650                     SOLE    38,650
FedEx Corp                          COMMON STOCK  31428X106  $ 1,536   17,925                     SOLE    17,925
Qualcomm Inc                        COMMON STOCK  747525103  $ 1,485   38,050                     SOLE    38,050
UST Inc                             COMMON STOCK  902911106  $ 1,399   34,750                     SOLE    34,750
People's Bank/Bridgeport CT         COMMON STOCK  710198102  $ 1,368   38,300                     SOLE    38,300
Best Buy Co Inc                     COMMON STOCK  086516101  $ 1,356   25,000                     SOLE    25,000
Coca-Cola Co/The                    COMMON STOCK  191216100  $ 1,352   33,750                     SOLE    33,750
JPMorgan Chase & Co                 COMMON STOCK  46625H100  $ 1,337   33,642                     SOLE    33,642
Bear Stearns Cos Inc/The            COMMON STOCK  073902108  $ 1,298   13,500                     SOLE    13,500
iShares Lehman 7-10 Year Treasury
   Bond Fund                            ETF       464287440  $ 1,258   14,650                     SOLE    14,650
Verizon Communications Inc          COMMON STOCK  92343V104  $ 1,227   31,150                     SOLE    31,150
Schlumberger Ltd                    COMMON STOCK  806857108  $ 1,097   16,300                     SOLE    16,300

            Form 13F Information Table - Birinyi Associates 9/30/04

----------------------------------------------------------------------------------------------------------------------------
              Column 1                Column 2     Column 3  Column 4         Column 5         Column 6        Column 8
----------------------------------------------------------------------------------------------------------------------------
               Name of                                        Value   Shrs or                 Investment   Voting authority
               Issuer              Title of class   CUSIP   (x $1000) prn amt SH/PRN Put/Call discretion   Sole  Shared None
----------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc        COMMON STOCK  524908100  $ 1,068   13,400                     SOLE    13,400
Texas Instruments Inc               COMMON STOCK  882508104  $ 1,020   47,950                     SOLE    47,950
SBC Communications Inc              COMMON STOCK  78387G103  $ 1,020   39,300                     SOLE    39,300
Deere & Co                          COMMON STOCK  244199105  $   959   14,850                     SOLE    14,850
Boeing Co                           COMMON STOCK  097023105  $   865   16,750                     SOLE    16,750
Merck & Co Inc                      COMMON STOCK  589331107  $   825   25,000                     SOLE    25,000
General Motors Corp                 COMMON STOCK  370442105  $   818   19,259                     SOLE    19,259
Research In Motion Ltd              COMMON STOCK  760975102  $   763   10,000                     SOLE    10,000
Abbott Laboratories                 COMMON STOCK  002824100  $   723   17,070                     SOLE    17,070
Genentech Inc                       COMMON STOCK  368710406  $   708   13,510                     SOLE    13,510
DR Horton Inc                       COMMON STOCK  23331A109  $   654   19,750                     SOLE    19,750
Unilever NV                             ADR       904784709  $   636   11,000                     SOLE    11,000
Capital One Financial Corp          COMMON STOCK  14040H105  $   554    7,500                     SOLE     7,500
Kohl's Corp                         COMMON STOCK  500255104  $   506   10,500                     SOLE    10,500
Peoples Energy Corp                 COMMON STOCK  711030106  $   458   11,000                     SOLE    11,000
Cendant Corp                        COMMON STOCK  151313103  $   440   20,350                     SOLE    20,350
Time Warner Inc                     COMMON STOCK  887317105  $   426   26,400                     SOLE    26,400
Berkshire Hathaway Inc              COMMON STOCK  084670207  $   390      136                     SOLE       136
Wells Fargo & Co                    COMMON STOCK  949746101  $   388    6,500                     SOLE     6,500
United Parcel Service Inc/Georgia   COMMON STOCK  911312106  $   380    5,000                     SOLE     5,000
Gallaher Group Plc                      ADR       363595109  $   372    8,000                     SOLE     8,000
Washington Mutual Inc               COMMON STOCK  939322103  $   363    9,300                     SOLE     9,300
BP PLC                                  ADR       055622104  $   363    6,312                     SOLE     6,312
Campbell Soup Co                    COMMON STOCK  134429109  $   326   12,400                     SOLE    12,400
Alcoa Inc                           COMMON STOCK  013817101  $   319    9,500                     SOLE     9,500
Kmart Holding Corp                  COMMON STOCK  498780105  $   306    3,500                     SOLE     3,500
SAN Juan Basin Royalty TR              Trust      798241105  $   305   10,000                     SOLE    10,000
Brandywine Realty Trust                 REIT      105368203  $   305   10,700                     SOLE    10,700
Home Depot Inc                      COMMON STOCK  437076102  $   304    7,750                     SOLE     7,750
Bristol-Myers Squibb Co             COMMON STOCK  110122108  $   298   12,600                     SOLE    12,600
IAC/InterActiveCorp                 COMMON STOCK  44919P102  $   297   13,500                     SOLE    13,500
McDonald's Corp                     COMMON STOCK  580135101  $   293   10,450                     SOLE    10,450
PepsiCo Inc                         COMMON STOCK  713448108  $   291    5,979                     SOLE     5,979
iShares MSCI EAFE Index Fund            ETF       464287465  $   283    2,000                     SOLE     2,000
Alliance Capital Management
   Holding LP                       PARTNERSHIP   01855A101  $   266    7,500                     SOLE     7,500
Motorola Inc                        COMMON STOCK  620076109  $   262   14,500                     SOLE    14,500
Hewlett-Packard Co                  COMMON STOCK  428236103  $   239   12,728                     SOLE    12,728
International Game Technology       COMMON STOCK  459902102  $   234    6,500                     SOLE     6,500
Electronic Arts Inc                 COMMON STOCK  285512109  $   230    5,000                     SOLE     5,000
NVR Inc                             COMMON STOCK  62944T105  $   220      400                     SOLE       400
Kellogg Co                          COMMON STOCK  487836108  $   213    5,000                     SOLE     5,000
Nasdaq-100 Index Tracking Stock         ETF       631100104  $   211    6,000                     SOLE     6,000
Apache Corp                         COMMON STOCK  037411105  $   200    4,000                     SOLE     4,000
Immunomedics Inc                    COMMON STOCK  452907108  $    52   20,000                     SOLE    20,000
Neomedia Technologies Inc           COMMON STOCK  640505103  $     1   10,000                     SOLE    10,000
Government of Canada 121/24             Bond      016410357  $   400  400,000                     SOLE   400,000
Procter & Gamble 4% 4/30/05             Bond      014434143  $   250  250,000                     SOLE   250,000